Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash	$ 286,000	$ 680,000	$ 753,000
Restricted cash	3,930,000	3,930,000
Accounts Receivable, Net of Allowance for Credit Losses	7,485,000	7,071,000	8,900,000
Inventory	35,282,000	34,261,000	28,811,000
Prepaid Expenses and Other Current Assets	1,140,000	766,000	371,000
Contract Costs Receivable			296,000
Prepaid Taxes	77,000	76,000	56,000
Total Current Assets	48,200,000	46,784,000	39,187,000
Property and Equipment, Net	9,215,000	9,501,000	8,809,000
Finance Lease Right-Of-Use-Assets	867,000	916,000	1,113,000
Operating Lease Right-Of-Use-Assets	346,000	514,000	1,190,000
Deferred Financing Costs, Net, Deposits and Other Assets	588,000	614,000	712,000
TOTAL ASSETS	59,216,000	58,329,000	51,011,000
Current Liabilities
Debt	25,102,000	23,721,000	18,362,000
Accounts Payable and Accrued Expenses	7,178,000	7,903,000	7,015,000
Operating Lease Liabilities	473,000	702,000	881,000
Deferred Gain on Sale	19,000	28,000	38,000
Customer Deposits	968,000	391,000	1,115,000
Total Current Liabilities	38,611,000	37,616,000	27,411,000
Long Term Liabilities
Debt	1,460,000	1,512,000	1,759,000
Operating Lease Liabilities			702,000
Deferred Gain on Sale			29,000
TOTAL LIABILITIES	40,071,000	39,128,000	36,063,000
Commitments and Contingencies
Stockholders’ Equity
Preferred Stock Value
Common Stock Value	5,000	5,000	3,000
Additional Paid-In Capital	90,572,000	89,608,000	84,052,000
Accumulated Deficit	(71,432,000)	(70,412,000)	(69,107,000)
TOTAL STOCKHOLDERS’ EQUITY	19,145,000	19,201,000	14,948,000
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	59,216,000	58,329,000	51,011,000
Related Party
Current Liabilities
Subordinated Notes – Related Party	$ 4,871,000	4,871,000
Long Term Liabilities
Subordinated Notes – Related Party			$ 6,162,000